John Hancock Variable Insurance Trust
Supplement dated February 21, 2018 to the current Statement of Additional Information (the SAI)

Lifecycle Trusts
Lifestyle Portfolios
Strategic Equity Allocation Trust
Managed Volatility Portfolios (the funds)

Effective immediately, Marcelle Daher, CFA no longer serves as a portfolio manager of the funds. Accordingly, all references to Ms. Daher are removed from the SAI.

Also effective immediately, Robert Sykes, CFA, has replaced Ms. Daher as one of the portfolio managers for the Lifecycle Trusts, Lifestyle Portfolios, and Managed Volatility Portfolios.

Robert Boyda and Nathan Thooft will continue to serve as portfolio managers of the Lifecycle Trusts and Lifestyle Portfolios.

Mr. Boyda, Jeffrey N. Given, CFA, Luning “Gary” Li and Mr. Thooft will continue to serve as portfolio managers of the Managed Volatility Portfolios.

Messrs. Boyda and Thooft will continue to serve as portfolio managers of Strategic Equity Allocation Trust.

Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, John Hancock Asset Management a division of Manulife Asset Management (US) LLC:

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED
Fund	Portfolio Managers
Lifecycle Trusts Lifestyle Portfolios	Robert Boyda, Robert Sykes, CFA, and Nathan Thooft, CFA
Strategic Equity Allocation Trust	Robert Boyda and Nathan Thooft, CFA
Managed Volatility Portfolios	Robert Boyda, Jeffrey N. Given, CFA, Luning “Gary” Li, Robert Sykes, CFA, and Nathan Thooft, CFA

The following table reflects information as of January 31, 2018:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Robert Sykes, CFA	0	$0	0	$0	0	$0

None of these accounts pay a performance-based fee.

Ownership of the Fund and Similarly Managed Accounts. The following table details the dollar range of any Fund shares and shares of similarly managed accounts that Mr. Sykes beneficially owned as of January 31, 2018.

Portfolio Manager	Dollar Range of Shares Owned[1]
Robert Sykes, CFA	Lifestyle Balanced Portfolio – $100,001 - $500,000 Lifestyle Growth Portfolio – $50,001 - $100,000

1 As of January 31, 2018, Mr. Sykes did not beneficially own shares of any Fund.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.